Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of Operating Lease Assets and Liabilities
Operating Lease Assets and Liabilities (in thousands):

	September 30, 2022	December 31, 2021
Assets
Operating lease assets	$21,456	$13,332
Liabilities
Current operating lease liabilities	1,530	578
Long-term operating lease liabilities	25,016	13,272

Total lease liabilities	$26,546	$13,850

Operating Lease Assets and Liabilities (in thousands):

	December 31, 2021	December 31, 2020
Assets
Operating lease assets	$13,332	$2,499
Liabilities
Current operating lease liabilities	578	579
Long-term operating lease liabilities	13,272	2,012

Total operating lease liabilities	$13,850	$2,591

Lessee, Operating Lease, Liability, Maturity
Maturity of Operating Lease Liabilities as of September 30, 2022 (in thousands):

Maturity Dates	Operating Leases
Remaining three months ending December 31, 2022	$848
2023	3,455
2024	3,408
2025	3,523
2026	3,787
2027	3,885
Thereafter	14,745

Total lease payments	33,651
Less imputed interest	(6,075)
Less tenant improvement allowance	(1,030)

Present value of lease liabilities	$26,546

Maturity of Operating Lease Liabilities as of December 31, 2021 (in thousands):

Maturity Dates	Operating Leases
2022	$2,122
2023	2,178
2024	2,249
2025	2,384
2026	2,433
Thereafter	10,414

Total lease payments	21,780
Less imputed interest	(3,603)
Less tenant improvement allowance	(4,327)

Present value of operating lease liabilities	$13,850